PENSION AND EMPLOYEE FUTURE BENEFITS (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of defined benefit plans [abstract]
Summary of actuarial assumptions
Actuarial assumptions as at December 31:

	2019		2018		2017
(%)	Defined benefit pension plans	Non-pension benefit plans	Defined benefit pension plans	Non-pension benefit plans	Defined benefit pension plans	Non-pension benefit plans
Discount rate	1.8% - 6.9%	3.2% - 7.2%	2.5% - 7.2%	3.9% - 7.4%	2.4% - 7.3%	3.7% - 7.1%
Rate of price inflation	1.5% - 3.5%	N/A	1.5% - 3.5%	N/A	1.5% - 3.5%	N/A
Rate of compensation increases	2.5% - 4.0%	2.5% - 4.0%	2.5% - 4.0%	2.5% - 4.0%	2.5% - 4.0%	2.5% - 4.0%
Health care trend rate (1)	N/A	4.5% - 6.9%	N/A	5.3% - 6.9%	N/A	5.3% - 6.9%

(1)	Assumed immediate trend rate at year-end.

Summary of A 50 basis point change in the assumptions mentioned before, used for the calculation of the benefit obligations
A 50 basis point change in the assumptions mentioned before, used for the calculation of the benefit obligations as at December 31, 2019, would result in the following increase (decrease) of the benefit obligations:

(MILLIONS)	Defined benefit pension plans	Non-pension benefit plans
Discount rate
50 basis point increase	$(12)	$(4)
50 basis point decrease	14	5
Rate of price inflation and inflation-linked assumptions
50 basis point increase	5	N/A
50 basis point decrease	(4)	N/A
Health care cost trend rate
50 basis point increase	N/A	4
50 basis point decrease	N/A	(3)

Summary of pension expense
The pension expense recognized in the consolidated statements of income and consolidated statements of comprehensive income for the year ended December 31:

	2019		2018		2017
(MILLIONS)	Defined benefit pension plans	Non-pension benefit plans	Defined benefit pension plans	Non-pension benefit plans	Defined benefit pension plans	Non-pension benefit plans
Current service costs	$3	$1	$3	$2	$3	$1
Past service costs (recovery)	—	—	—	—	(1)	—
Interest expense	2	3	2	3	2	3
Administrative expenses	1	—	1	—	1	—

Recognized in consolidated statement of income	6	4	6	5	5	4
Remeasurement of the net defined benefit liability:
Return on plan assets	(15)	—	5	—	(8)	—
Actuarial changes arising from changes in demographic assumptions	1	—	(1)	—	1	(2)
Actuarial changes arising from changes in financial assumptions	25	3	(9)	(4)	7	3
Experience adjustments	—	—	1	(1)	—	1

Recognized in consolidated statement of comprehensive income	11	3	(4)	(5)	—	2

Total	$17	$7	$2	$—	$5	$6

Summary of Brookfield Renewables obligations in respect of its defined benefit plans
The amounts included in the consolidated statements of financial position arising from Brookfield Renewable’s obligations in respect of its defined benefit plans are as follows:

	2019		2018		2017
(MILLIONS)	Defined benefit pension plans	Non-pension benefit plans	Defined benefit pension plans	Non-pension benefit plans	Defined benefit pension plans	Non-pension benefit plans
Present value of defined benefit obligation	$188	$58	$157	$53	$172	$57
Fair value of plan assets	(143)	(4)	(126)	(4)	(135)	(5)

Net liability	$45	$54	$31	$49	$37	$52

Summary of defined benefit obligation
The movement of the defined benefit obligation for the year ended December 31 is as follows:

	2019		2018		2017
(MILLIONS)	Defined benefit pension plans	Non-pension benefit plans	Defined benefit pension plans	Non-pension benefit plans	Defined benefit pension plans	Non-pension benefit plans
Balance, beginning of year	$157	$53	$172	$57	$158	$53
Current service cost	3	1	3	2	3	1
Past service (recovery) cost	—	—	—	—	(1)	—
Interest expense	7	3	7	3	7	3
Remeasurement losses (gains)
Actuarial changes arising from changes in demographic assumptions	1	—	(1)	—	1	(2)
Actuarial changes arising from changes in financial assumptions	25	3	(9)	(4)	7	3
Experience adjustments	—	—	1	(1)	—	1
Benefits paid	(8)	(2)	(9)	(2)	(7)	(2)
Exchange differences	3	—	(7)	(2)	4	—

Balance, end of year	$188	$58	$157	$53	$172	$57

Summary of fair value of plan assets
The movement in the fair value of plan assets for the year ended December 31 is as follows:

	2019		2018		2017
(MILLIONS)	Defined benefit pension plans	Non-pension benefit plans	Defined benefit pension plans	Non-pension benefit plans	Defined benefit pension plans	Non-pension benefit plans
Balance, beginning of year	$126	$4	$135	$5	$119	$5
Interest income	5	—	5	—	5	—
Return on plan assets	15	—	(5)	(1)	8	—
Employer contributions	2	2	5	2	5	2
Business combination	—	—	—	—	—	—
Benefits paid	(8)	(2)	(9)	(2)	(7)	(2)
Exchange differences	3	—	(5)	—	5	—

Balance, end of year	$143	$4	$126	$4	$135	$5

Summary of composition of plan assets	The composition of plan assets as at December 31 are as follows:

	2019	2018
Asset category:
Cash and cash equivalents	2%	2%
Equity securities	52%	47%
Debt securities	46%	51%

	100%	100%